Financial instruments - additional disclosures (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 37,912	$ 34,027
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	682	642
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,045	4,091
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	27,131	24,112
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Floating rate bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	798
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Other bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	500	523
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	300	87
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,456	4,572
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,920	1,803
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,920	1,803
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	748	951
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	667	808
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 81	$ 143